John Hancock Classic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.79	0.79	0.79	0.79	0.79
Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00
Other expenses	0.35	0.37	0.19	0.11	0.11
Service plan fee	0.24	0.25	0.07	0.00	0.01
Additional expenses	0.11	0.12[2]	0.12	0.11	0.10
Total annual fund operating expenses	1.64	1.41	1.48	1.05	0.90

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.
  Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	167	144	151	107	92
3 Years	517	446	468	355	287
5 Years	892	771	808	623	498
10 Years	1,944	1,691	1,768	1,389	1,108